SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 4,685,000	$ 4,014,000
Valuation allowance	(4,685,000)	(4,014,000)
Net deferred tax asset